TRADE RECEIVABLES - An aging analysis of the Company's trade receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	¥ 51,416	¥ 101,470
Within 90 days
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	81	34,309
Between 3 and 6 months
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	0	52,477
More than 6 months
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	¥ 51,335	¥ 14,684